Interest-bearing loans and borrowings - Rollforward (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Reconciliation of liabilities
Liabilities arising from financing activities at beginning of period	$ 16,808
Repayment of obiligations under finance leases	(14)
Issue of loans	1,988
Repayment of loans	(1,750)
Movement in short term borrowings	336
Total changes in liabilities arising on financing activities	560
Movement in overdrafts	58
Exchange and other movements	381
Liabilities arising from financing activities at end of period	17,807
Current loans and borrowings
Reconciliation of liabilities
Liabilities arising from financing activities at beginning of period	2,307
Repayment of obiligations under finance leases	(14)
Repayment of loans	(1,750)
Movement in short term borrowings	336
Total changes in liabilities arising on financing activities	(1,428)
Movement in overdrafts	58
Transfers	1,394
Exchange and other movements	(84)
Liabilities arising from financing activities at end of period	2,247
Non-current loans and borrowings
Reconciliation of liabilities
Liabilities arising from financing activities at beginning of period	14,501
Issue of loans	1,988
Total changes in liabilities arising on financing activities	1,988
Transfers	(1,394)
Exchange and other movements	465
Liabilities arising from financing activities at end of period	$ 15,560